Commitments	12 Months Ended
Mar. 31, 2018
Commitments
Commitments

23.            Commitments

(a)            Capital commitments

Capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2017	2018
	(in millions of RMB)
Contracted but not provided for:
Purchase of property and equipment	1,771	3,181
Construction of corporate campuses	2,838	2,607

	4,609	5,788

(b            Operating lease commitments for office facility and transportation equipment

The Company has leased office premises and transportation equipment under non-cancellable operating lease agreements. These leases have different terms and renewal rights. The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	As of March 31,
	2017	2018
	(in millions of RMB)
No later than 1 year	862	2,760
Later than 1 year and no later than 5 years	1,593	7,652
More than 5 years	834	11,940

Total	3,289	22,352

For the years ended March 31, 2016, 2017 and 2018, the Company incurred rental expenses under operating leases of RMB451 million, RMB747 million and RMB2,279 million, respectively.

(c)            Commitments for co-location and bandwidth fees, licensed copyrights and marketing expenses

	As of March 31,
	2017	2018
	(in millions of RMB)
No later than 1 year	8,295	19,737
Later than 1 year and no later than 5 years	10,593	12,097
More than 5 years	3,678	3,672

Total	22,566	35,506

(d)            Investment commitments

The Company was obligated to pay up to RMB17,495 million and RMB15,174 million for business combinations and the acquisition of investment securities and equity investees under various arrangements as of March 31, 2017 and 2018, respectively. The commitment balance as of March 31, 2017 primarily included the consideration for the privatization of Intime (Note 4(c)) and the investments in Ele.me (Note 4(x)) and Sanjiang (Note 4(aa)), in which the commitments relating to Intime and Ele.me were settled during the year ended March 31, 2018. The commitment balance as of March 31, 2018 primarily includes the consideration for the investment in Shiji Retail (Note 4(al)) and the acquisition of Kaiyuan (Note 4(am)).

(e)            Sponsorship commitment

In January 2017, the Company entered into a framework agreement with the International Olympic Committee (the "IOC") and the United States Olympic Committee for a long-term partnership arrangement through 2028. Joining in The Olympic Partner worldwide sponsorship program, the Company has become the official "E-Commerce Services" Partner and "Cloud Services" Partner of the IOC. In addition, the Company has been granted certain marketing rights, benefits and opportunities relating to future Olympic Games and related initiatives, events and activities. The Company will provide at least US$815 million worth of cash, cloud infrastructure services and cloud computing services, as well as marketing and media support in connection with various Olympic initiatives, events and activities, including the Olympic Games and the Winter Olympic Games through 2028. As of March 31, 2017 and 2018, the aggregate amount of cash to be paid and value of services to be provided in the future approximates US$800 million and US$770 million, respectively.